PROVISION FOR INCOME TAXES (Details 1) - USD ($)	Nov. 30, 2018	Nov. 30, 2017
Income Tax Disclosure [Abstract]
NOL Carryover	$ 6,776	$ 1,113
Valuation allowance	(6,776)	(1,113)
Net deferred tax asset	$ 0	$ 0